Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 31,935,978.00
Amount of Registration Fee	$ 4,889.40
Offering Note	(a) The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $4,889 was paid in connection with the filing of the Schedule TO-I by Antares Private Credit Fund (File No. 005-94860) on May 14, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (b) Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.